STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2026	Jan. 31, 2025
Current assets
Cash and cash equivalents		$ 49,386	$ 53,436
Receivables		4,210	1,567
Prepaid expenses and deposits		32,661	31,459
Current assets		86,257	86,462
Exploration and evaluation assets	[1]	567,401	461,152
Equipment, vehicles and furniture	[2]	9,357	14,509
Reclamation deposits		123,600	123,600
Total assets		826,150	764,794
Right-of-use assets (Note 7)	[3]	39,535	79,071
Current liabilities
Accounts payable and accrued liabilities		39,112	39,616
Amounts owing to related parties	[4]	1,140,439	711,118
Lease liability-current portion (Note 7)	[3]	44,317	38,738
Current liabilities		1,223,868	789,472
Shareholders' equity
Share Capital	[5]	54,452,511	54,452,511
Contributed surplus	[5]	23,055,018	22,465,267
Deficit		(77,905,247)	(76,986,773)
Equity		(397,718)	(68,995)
Total liabilities and shareholders’ equity		826,150	764,794
Lease liability-non current portion (Note 7)	[3]	0	44,317
Total liabilities		$ 1,223,868	$ 833,789

[1]	Note 5
[2]	Note 6Note 6
[3]	Note 7Note 7Note 7Note 7
[4]	Note 10Note 10Note 10Note 10
[5]	Note 8Note 8